Dispositions, Assets Held for Sale and Discontinued Operations (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Sellers financing	$ (12,000,000)	$ 0	$ (1,470,000)
Deposited in Section 1031 escrow	$ 46,201,000